Long Term Target Asset Allocations and Percentage of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	1.80%	2.70%
Equity securities, percentage of plan assets	13.00%	13.30%
Debt securities, percentage of plan assets	79.50%	78.20%
Other investments, percentage of plan assets	5.70%	5.80%
Total, percentage of plan assets	100.00%	100.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage, minimum	0.00%
Target allocation percentage, maximum	20.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage, minimum	0.00%
Target allocation percentage, maximum	20.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage, minimum	65.00%
Target allocation percentage, maximum	80.00%
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage, minimum	0.00%
Target allocation percentage, maximum	20.00%